Finance Income	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Finance Income
11	FINANCE INCOME

	2020 RMB million	2019 RMB million	2018 RMB million
Interest income	166	96	110
Foreign exchange gains, net (Note 12(b))	2,494	—	—

	2,660	96	110